Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial result
Interest expense	€ (190)	€ (230)	€ (277)
Finance lease obligations	(45)	(57)	(201)
Bank overdrafts and lines of credit		(1)	(5)
Long-term debt	(100)	(68)	(41)
Other	(45)	(104)	(30)
Interest income	365	38	158
Payout of bond funds	11	35	116
Customer loans			7
Income from revaluation of derivative financial instruments	352
Other	2	3	35
Financial result	€ 175	€ (192)	€ (119)